UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877)-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2006

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


================================================================================



                               THE ANALYTIC FUNDS



                                     [LOGO]
                                    Analytic
                                       INVESTORS



                                  ANNUAL REPORT
                                December 31, 2006


                         THE ADVISORS' INNER CIRCLE FUND


                         ANALYTIC SHORT-TERM INCOME FUND
                         ANALYTIC GLOBAL LONG-SHORT FUND



================================================================================

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter.......................................................    1

Schedules of Investments
   Short-Term Income Fund..................................................    6
   Global Long-Short Fund .................................................    9

Statements of Assets and Liabilities.......................................   18

Statements of Operations...................................................   19

Statements of Changes in Net Assets........................................   20

Financial Highlights
   Short-Term Income Fund..................................................   21
   Global Long-Short Fund .................................................   22

Notes to Financial Statements..............................................   23

Report of Independent Registered Public Accounting Firm....................   32

Disclosure of Fund Expenses................................................   33

Trustees and Officers of The Advisors' Inner Circle Fund...................   34

Approval of Investment Advisory Agreements.................................   40

Notice to Shareholders.....................................................   42

--------------------------------------------------------------------------------





The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, (i) by calling 1-866-777-7818; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------
December 31, 2006

Dear Fellow Shareholders:

We are pleased to send you the Analytic Funds annual report for the year ended December 31, 2006.

U.S. equities were strong in 2006 with the S&P 500 Index returning 15.80% for the year. The year boasted seven straight months of positive returns and the second longest running bull market in history. Energy and telecommunication stocks were market leaders, and small cap stocks outperformed mid and large cap stocks. Healthy economic growth and low inflation served investors well in 2006 as the economy grew at a rate slower than that seen the previous year. Although moderate energy prices and a weak housing sector dampened expectations, strong corporate earnings growth bolstered the economy. The Federal Reserve continued to increase short-term interest rates, finally holding steady at 5.25% after 17 consecutive rate increases.

In other economic news, consumer confidence continued to be strong and businesses added jobs through the year. Industrial production ended the year on a strong up note after several months. Inflation was relatively low for the year, with core inflation advancing 2.6%, a level only slightly higher than the previous two years' 2.2% annual increases.

World markets moved significantly higher for the year with the Morgan Stanley MSCI World Index gaining 20.07% in U.S. dollar terms. European markets remained strong this year with the Morgan Stanley MSCI Europe gaining 33.72% in USD terms as the Euro rose over 10% relative to the U.S. dollar. U.S. equities returned 15.79% as measured by the S&P 500 Index. In Japan, the TOPIX Index was relatively flat for the year, gaining 1.86% despite exporters benefiting from the continued weakening of the Yen relative to other currencies. Late in the year, bond yields rose in both Europe and the U.S., as inflation and GDP forecasts fell in the U.S. but rose in Europe. Additionally, consumer confidence throughout developed nations increased on lower energy costs.

Bonds returns were positive for the 7th consecutive year, as the Lehman Government/Credit Index returned 3.77%. Yields fell during the second half of the year as investors drove prices up. Short-term bonds outperformed longer maturities as they returned 3.8% versus 1.9% for the year. In addition, corporate bonds outpaced U.S. Treasuries during the year, as the Lehman Brothers Credit Index return 4.27% versus 3.46% for the Lehman Brothers Government Bond Index.

The Analytic Global Long-Short Fund (symbol: ANGLX) returned 13.39% in 2006, underperforming the Morgan Stanley MSCI World Index return of 20.07%. The strategy invests long and short in global equities and futures, and targets a lower level of risk than global markets. For the year, both the equity and futures position contributed positively to performance. For equities, stock selection was strong in the United States and Japan while weak within Australia. Specifically, a long position in Punch Taverns helped performance as the UK's largest pub company stock rallied after renovated properties drew more customers and the company purchased Spirit Group Ltd. In addition, a long position in Air France-KLM also performed well as Europe's biggest airline reported increased passenger traffic over the latter part of the year in Asia, Africa and within Europe.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------
Negatively impacting performance was a short position in Nintendo, which surged on strong sales of its newly-launched Wii game consoles and DS handheld game machines. Also detracting from performance was a short position in Cattles, a lender to low-income households in the UK, which rallied on news of better-than-expected profits as the company made more money from unsecured loans.

As mentioned, the global futures portion of the Fund also contributed positively to overall performance. Positive returns were mainly driven by the equity positions as payoffs to earnings yield and earnings momentum factors worked well. Our long positions in countries such as France and the UK performed well versus a short position in Australia. In addition, our long position in the Netherlands, established for its strong earnings yields, also contributed positively to performance.

Finally, the Analytic Short Term Income Fund (symbol: ANSTX) returned 4.70%, outperforming the 4.25% return for the Merrill Lynch 1-3 U.S. Year Corporate/Government Index. This outperformance was achieved with similar risk in terms of interest rate exposure, sector exposure, and volatility. The primary source of outperformance was security selection in the corporate sector.


We appreciate your loyalty and continuing support.


Sincerely,


         /s/ Harindra de Silva                         /s/ Greg McMurran
         Harindra de Silva, Ph.D, CFA                  Greg McMurran
         President/Portfolio Manager                   Chief Investment Officer/
                                                       Portfolio Manager




   /s/ Dennis Bein                  /s/ Steven Sapra           /s/ Scott Barker
   Dennis Bein, CFA                 Steven Sapra, CFA          Scott Barker, CFA
   Chief Investment Officer/        Portfolio Manager          Portfolio Manager
   Portfolio Manager



         /s/ Robert Murdock                                   /s/ Doug Savarese
         Robert Murdock, Ph.D., CFA                           Doug Savarese, CFA
         Portfolio Manager                                    Portfolio Manager


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES


MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX is a market-value weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment grade U.S. domestic debt. Maturities of the securities range from one to three years.

MORGAN STANLEY MSCI WORLD INDEXSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI WORLD INDEX consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN*
       FOR PERIOD ENDED DECEMBER 31, 2006
------------------------------------------------

   1 Year            5 Years         10 Years
------------------------------------------------
   4.70%             4.42%            5.18%
------------------------------------------------


[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES ARE AS FOLLOWS:

                             ANALYTIC                     MERRILL LYNCH
                            SHORT-TERM               1-3 YEAR U.S. CORPORATE/
                            INCOME FUND                  GOVERNMENT INDEX

12/31/96                     $10,000                         $10,000
1997                          10,555                          10,669
1998                          11,304                          11,417
1999                          11,592                          11,788
1900                          12,472                          12,739
2001                          13,348                          13,849
2002                          14,201                          14,692
2003                          15,019                          15,095
2004                          15,337                          15,277
2005                          15,828                          15,545
2006                          16,572                          16,205





*If the Adviser and/or Fund service providers had not limited certain expenses, the Fund's total return would have been lower.

     THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO
       GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.THE FUND'S PERFORMANCE
     ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT
    REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN
           THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE
       FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND

--------------------------------------------------------------------------------


Growth of a $10,000 Investment

------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN**
       FOR PERIOD ENDED DECEMBER 31, 2006
------------------------------------------------
                                       Since
   1 Year            5 Years          9/30/99*
------------------------------------------------
   13.39%             9.63%            2.66%
------------------------------------------------


[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES ARE AS FOLLOWS:


                             ANALYTIC
                        GLOBAL LONG-SHORT                MORGAN STANLEY
                               FUND                      MSCI WORLD INDEX

9/30/99                      $10,000                         $10,000
1999                          11,267                          11,686
2000                           9,978                          10,146
2001                           7,642                           8,439
2002                           7,128                           6,761
2003                           9,023                           8,999
2004                           9,653                          10,324
2005                          10,671                          11,305
2006                          12,100                          13,574




 *Beginning of operations. Index comparisons begin on 9/30/99.
**If the Adviser and/or Fund service providers had not limited certain expenses, the Fund's total return would have been lower.

     THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO
       GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.THE FUND'S PERFORMANCE
     ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT
    REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN
           THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE
       FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                          DECEMBER 31, 2006
--------------------------------------------------------------------------------
[BAR GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES ARE AS FOLLOWS:

SECTOR WEIGHTINGS (UNAUDITED)+:
56.3%  U.S. Government Agency Obligations
43.2%  U.S. Treasury Obligations
 0.5%  Cash Equivalent

+PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 56.0%
--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                      -----------   ------------
FEDERAL HOME LOAN BANK -- 18.3%
      5.375%, 07/17/09 .............................  $ 3,000,000   $ 3,027,318
      5.000%, 09/18/09 .............................    2,000,000     2,003,306
      4.625%, 11/21/08 .............................    3,000,000     2,977,590
      3.875%, 08/22/08 .............................    2,000,000     1,962,698
      2.625%, 07/15/08 .............................    2,000,000     1,929,016
                                                                    -----------
                                                                     11,899,928
                                                                    -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 15.2%
      5.750%, 03/15/09 .............................    1,000,000     1,015,400
      4.875%, 02/17/09 .............................    2,000,000     1,994,660
      4.625%, 12/19/08 .............................    3,000,000     2,977,869
      3.875%, 06/15/08 .............................    2,000,000     1,966,302
      3.625%, 09/15/08 .............................    2,000,000     1,953,806
                                                                    -----------
                                                                      9,908,037
                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 22.5%
      6.375%, 06/15/09 .............................    2,000,000     2,063,420
      6.000%, 05/15/08 .............................    1,000,000     1,011,370
      5.375%, 08/15/09 .............................    2,000,000     2,019,308
      5.250%, 01/15/09 .............................    1,500,000     1,506,420
      4.875%, 04/15/09 .............................    2,000,000     1,994,490
      4.500%, 10/15/08 .............................    3,000,000     2,973,234
      4.250%, 05/15/09 .............................    2,000,000     1,967,980
      3.875%, 07/15/08 .............................    1,100,000     1,080,556
                                                                    -----------
                                                                     14,616,778
                                                                    -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $36,502,664) ...........................                 36,424,743
                                                                    -----------





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                          DECEMBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (A) -- 42.9%
--------------------------------------------------------------------------------

                                                      FACE AMOUNT/
                                                        SHARES/
                                                       CONTRACTS       VALUE
                                                      ------------  ------------

   U.S. Treasury Bills
      5.062%, 01/11/07(B) ..........................  $   300,000   $   299,703
      5.057%, 04/12/07(C)...........................   28,000,000    27,624,464
                                                                    -----------
   TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $27,911,846).............................                 27,924,167
                                                                    -----------
--------------------------------------------------------------------------------
CASH EQUIVALENT (D) -- 0.6%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 5.000%
      (Cost $353,782) ..............................      353,782       353,782
                                                                    -----------
   TOTAL INVESTMENTS -- 99.5%
      (Cost $64,768,292)............................                 64,702,692
                                                                    -----------
--------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- (0.1)%
--------------------------------------------------------------------------------
   CBOE Dow Jones Utility Average,
      January 2007, 440 Put ........................          (91)       (8,645)
   CBOE Oil Index, January 2007, 630 Put ...........          (63)      (27,090)
   CBOE Technology Index, January 2007, 620 Put ....          (65)       (6,500)
   Morgan Stanley Cyclical,
      January 2007, 850 Put ........................          (47)      (13,630)
   PHLX Gold/Silver Index,
      January 2007, 127.5 Put ......................         (206)       (5,150)
   S&P 100 Index, January 2007, 640 Put ............          (63)       (7,245)
   S&P 500 Index, January 2007, 1380 Put ...........          (29)       (9,570)
                                                                    -----------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
     (Premiums received $87,530)....................                    (77,830)
                                                                    -----------





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                          DECEMBER 31, 2006
--------------------------------------------------------------------------------
The following forward currency contracts were outstanding as of December 31, 2006:


                                                                                                  UNREALIZED
                              CURRENCY TO                CURRENCY TO          CONTRACT           APPRECIATION/
MATURITY DATE                   RECEIVE                   DELIVER              VALUE            (DEPRECIATION)
--------------               ------------               ------------         ----------          ------------
03/21/07             AUD       8,800,000       USD        6,862,099          $6,918,875            $ 56,776
03/21/07             CAD       7,000,000       USD        6,062,548           6,031,243             (31,305)
03/21/07             NOK      44,000,000       USD        7,117,849           7,094,023             (23,826)
03/21/07             SEK      22,000,000       USD        3,211,669           3,231,682              20,013
03/21/07             USD       7,055,636       GBP        3,600,000           7,046,756               8,880
03/21/07             USD       3,424,355       NZD        5,000,000           3,506,733             (82,378)
03/21/07             USD       6,635,970       CHF        8,000,000           6,602,959              33,011
03/22/07             USD       6,065,552       JPY      706,000,000           5,989,441              76,111
                                                                                                   --------
                                                                                                   $ 57,282
                                                                                                   ========

The following futures contracts were outstanding as of December 31, 2006:

                                                  NUMBER                                      UNREALIZED
         CONTRACT                                   OF                  SETTLEMENT           APPRECIATION/
         DESCRIPTION                             CONTRACTS                MONTH             (DEPRECIATION)
         ----------                              ---------           ----------------      ------------------
         U.S. 2 Year Note                           38                  March 2007             $(25,534)
                                                                                               ========

     PERCENTAGES ARE BASED ON NET ASSETS OF $65,053,160.
(A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX OPTION CONTRACTS.
(D)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2006.
AUD  AUSTRALIAN DOLLAR
CAD  CANADIAN DOLLAR
CHF  SWISS FRANC
GBP  BRITISH POUND
JPY  JAPANESE YEN
NOK  NORWEGIAN KRONE
NZD  NEW ZEALAND DOLLAR
SEK  SWEDISH KRONA
USD  UNITED STATES DOLLAR





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2006
--------------------------------------------------------------------------------
[BAR GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES ARE AS FOLLOWS:

INDUSTRY WEIGHTINGS (UNAUDITED)+:
27.9%  Cash Equivalents
 6.8%  Retail
 6.7%  Real Estate
 6.1%  Consumer Products
 6.1%  U.S. Treasury Obligation
 5.6%  Financial Services
 5.0%  Telephone & Telecommunications
 4.3%  Media
 4.0%  Metals & Mining
 3.6%  Insurance
 3.4%  Building & Construction
 3.0%  Electric Equipment & Services
 2.9%  Computers & Services
 2.9%  Petroleum
 2.1%  Aircraft
 2.1%  Food, Beverage & Tobacco
 1.7%  Automotive
 1.7%  Medical Products & Services
 1.7%  Utilities
 0.9%  Chemicals
 0.7%  Agricultural Operations
 0.4%  Aerospace & Defense
 0.4%  Transportation Services

+PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK (C) -- 90.2%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------   -------------
AUSTRALIA -- 5.2%
   BHP Billiton .......................................     7,442  $    148,405
   Downer EDI .........................................    11,783        64,919
   Investa Property Group .............................    44,701        88,436
   Rio Tinto ..........................................     4,008       234,722
   Santos .............................................    16,139       125,554
                                                                   ------------
                                                                        662,036
                                                                   ------------
AUSTRIA -- 1.9%
   IMMOFINANZ* ........................................     9,527       135,531
   Meinl European Land* ...............................     4,106       105,262
                                                                   ------------
                                                                        240,793
                                                                   ------------
BELGIUM -- 1.0%
   Delhaize Group .....................................     1,471       122,494
                                                                   ------------
CHINA -- 0.9%
   Foxconn International Holdings* ....................    34,000       111,260
                                                                   ------------
DENMARK -- 0.6%
   TDC ................................................     2,128        80,180
                                                                   ------------
FRANCE -- 1.3%
   Air France-KLM .....................................     3,838       161,395
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------


                                                         SHARES        VALUE
                                                        --------   -------------
GERMANY -- 0.8%
   Deutsche Lufthansa .................................     3,155  $     86,743
   Fresenius Medical Care .............................       146        18,479
                                                                   ------------
                                                                        105,222
                                                                   ------------
GREECE -- 0.7%
   Intracom Holdings ..................................     8,478        57,463
   Technical Olympic ..................................     8,634        28,918
                                                                   ------------
                                                                         86,381
                                                                   ------------
HONG KONG -- 0.8%
   New World Development ..............................    50,000       100,678
                                                                   ------------
ITALY -- 2.6%
   Fiat ...............................................     9,487       181,146
   Italcementi ........................................     5,330       150,197
                                                                   ------------
                                                                        331,343
                                                                   ------------
JAPAN -- 7.0%
   Casio Computer .....................................     3,000        67,979
   Daicel Chemical Industries .........................     3,000        21,124
   Fuji Electric Holdings .............................    31,000       167,807
   Kinden .............................................     5,000        40,410
   Kubota .............................................    16,000       147,975
   Meiji Dairies* .....................................    15,000       117,956
   Nippon Telegraph & Telephone .......................         8        39,344
   Rinnai .............................................     1,200        35,852
   Sumitomo Bakelite ..................................    19,000       131,073
   Uniden .............................................    10,000        68,230
   Yamaha Motor .......................................     1,500        47,081
                                                                   ------------
                                                                        884,831
                                                                   ------------
NETHERLANDS -- 2.4%
   Koninklijke Royal KPN ..............................    11,101       157,655
   OCE ................................................     8,867       144,870
                                                                   ------------
                                                                        302,525
                                                                   ------------
NEW ZEALAND -- 1.6%
   Fletcher Building ..................................    23,309       181,609
   Kiwi Income Property Trust .........................    19,279        20,934
                                                                   ------------
                                                                        202,543
                                                                   ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------


                                                         SHARES        VALUE
                                                        --------   -------------
NORWAY -- 0.5%
   Norsk Hydro ASA ....................................     2,034  $     63,212
                                                                   ------------
PORTUGAL -- 0.2%
   Sonae Industria SGPS SA/New* .......................     2,586        25,575
                                                                   ------------
SINGAPORE -- 1.4%
   UOL Group ..........................................    61,000       172,548
                                                                   ------------
SPAIN -- 1.6%
   Acerinox* ..........................................       674        20,486
   NH Hoteles .........................................     7,951       157,374
   Union Fenosa .......................................       579        28,631
                                                                   ------------
                                                                        206,491
                                                                   ------------
SWEDEN -- 1.4%
   Ssab Svenskt Staal, Ser B ..........................     8,200       185,138
                                                                   ------------
SWITZERLAND -- 3.3%
   Roche Holding ......................................       735       149,023
   Schindler Holding ..................................     1,308        82,132
   Swatch Group .......................................       880       194,102
                                                                   ------------
                                                                        425,257
                                                                   ------------
UNITED KINGDOM -- 17.6%
   Aggreko ............................................    26,092       222,391
   Alliance Boots .....................................    21,170       346,998
   Amvescap ...........................................     1,630        19,013
   Aviva ..............................................     3,981        64,045
   BG Group ...........................................    23,362       316,858
   British Airways* ...................................    12,924       133,426
   British American Tobacco ...........................     2,278        63,710
   British Land + .....................................     3,696       123,984
   Cookson Group ......................................     4,054        49,827
   Corus Group ........................................     7,431        77,153
   De La Rue ..........................................     1,387        17,495
   Hanson .............................................     4,944        74,555
   International Power ................................    12,988        97,038
   Punch Taverns ......................................     6,869       171,944
   Scottish & Newcastle ...............................    12,170       133,264
   United Business Media ..............................    14,905       202,156
   WPP Group ..........................................     9,606       129,816
                                                                   ------------
                                                                      2,243,673
                                                                   ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------


                                                         SHARES        VALUE
                                                        --------   -------------
UNITED STATES -- 37.4%
   AmerisourceBergen ..................................     1,629  $     73,240
   Archer-Daniels-Midland .............................     1,505        48,100
   Archstone-Smith Trust + ............................     5,600       325,976
   Autonation* ........................................     8,684       185,143
   AvalonBay Communities + ............................       900       117,045
   Avis Budget Group ..................................     4,900       106,281
   Bear Stearns .......................................     1,158       188,499
   CenturyTel .........................................     2,393       104,478
   Ceridian* ..........................................     4,300       120,314
   Circuit City Stores ................................     2,700        51,246
   CIT Group ..........................................     3,907       217,893
   Comcast, Cl A* .....................................     7,800       330,174
   Computer Sciences* .................................     3,053       162,939
   Convergys* .........................................     5,786       137,591
   CSX ................................................     1,782        61,354
   Cummins ............................................       200        23,636
   Duke Energy ........................................     1,500        49,815
   E*Trade Financial* .................................     6,500       145,730
   Electronic Data Systems ............................     3,319        91,439
   Foot Locker ........................................    12,100       265,353
   Genworth Financial, Cl A ...........................       540        18,473
   Johnson Controls ...................................     1,500       128,880
   Laboratory Corp of America Holdings* ...............       792        58,188
   Lehman Brothers Holdings ...........................     2,978       232,641
   Lincoln National ...................................     4,752       315,533
   Manpower ...........................................     4,400       329,692
   Merrill Lynch ......................................     1,432       133,319
   Morgan Stanley .....................................       700        57,001
   Northrop Grumman ...................................       736        49,827
   Omnicom Group ......................................       368        38,471
   Qwest Communications International* ................    31,851       266,593
   Raytheon ...........................................       346        18,269
   Reliant Energy* ....................................     9,300       132,153
   United States Steel ................................       700        51,198
   Walt Disney ........................................     1,600        54,832
   Wyndham Worldwide* .................................     2,100        67,242
                                                                   ------------
                                                                      4,758,558
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $9,966,115)................................              11,472,133
                                                                   ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PREFERRED STOCK (C) -- 1.9%
--------------------------------------------------------------------------------

                                                         SHARES/
                                                       FACE AMOUNT     VALUE
                                                       ----------- -------------
ITALY -- 1.9%
   Unipol*
      (Cost $221,822)..................................    74,268  $    240,427
                                                                   ------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) (B) -- 8.5%
--------------------------------------------------------------------------------
   U.S. Treasury Bill
      4.978%, 01/11/07
      (Cost $1,078,533)................................$1,080,000     1,078,932
                                                                   ------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS (D) -- 38.9%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund,
      Fiduciary Shares 5.000% .........................   507,626       507,626
   Union Bank of California Diversified Money Market
      Fund, Fiduciary Shares, 4.455% .................. 4,439,243     4,439,243
                                                                   ------------
   TOTAL CASH EQUIVALENTS
      (Cost $4,946,868)................................               4,946,869
                                                                   ------------
   TOTAL INVESTMENTS -- 139.5%
      (Cost $16,213,338)...............................              17,738,361
                                                                   ------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (91.7)%
--------------------------------------------------------------------------------
AUSTRALIA -- (8.2)%
   Alumina ............................................   (48,371)     (241,720)
   Iluka Resources* ...................................    (7,031)      (36,853)
   Insurance Australia Group ..........................   (13,790)      (69,020)
   Newcrest Mining ....................................      (909)      (18,879)
   Perpetual ..........................................    (2,820)     (173,840)
   Telstra ............................................   (10,565)      (34,475)
   Transurban Group ...................................   (30,166)     (181,180)
   Westfield Group ....................................   (17,505)     (289,609)
                                                                   ------------
                                                                     (1,045,576)
                                                                   ------------
AUSTRIA -- (0.2)%
   Oest Elektrizitatswirts, Cl A ......................      (356)      (18,918)
                                                                   ------------
CAYMAN ISLANDS -- (2.1)%
   XL Capital, Cl A ...................................    (3,700)     (266,474)
                                                                   ------------
DENMARK -- (1.8)%
   Topdanmark* ........................................    (1,400)     (231,307)
                                                                   ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------


                                                         SHARES        VALUE
                                                        --------   -------------
FINLAND -- (0.3)%
   Neste Oil Oyj ......................................    (1,275) $    (38,720)
                                                                   ------------
FRANCE -- (4.8)%
   Business Objects ...................................    (1,211)      (47,476)
   France Telecom .....................................    (6,581)     (181,805)
   Klepierre* + .......................................      (387)      (72,976)
   Mittal Steel* ......................................    (1,501)      (63,298)
   Sanofi-Aventis .....................................      (906)      (83,569)
   Technip ............................................      (260)      (17,828)
   Thomson ............................................    (7,226)     (141,118)
                                                                   ------------
                                                                       (608,070)
                                                                   ------------
GERMANY -- (3.9)%
   Deutsche Telekom ...................................   (12,810)     (233,785)
   Infineon Technologies* .............................    (5,123)      (72,148)
   IVG Immobilien .....................................    (1,029)      (44,153)
   SAP ................................................    (2,824)     (149,923)
                                                                   ------------
                                                                       (500,009)
                                                                   ------------
IRELAND -- (0.2)%
   Depfa Bank .........................................    (1,285)      (22,960)
                                                                   ------------
JAPAN -- (5.6)%
   Aiful ..............................................    (4,350)     (122,299)
   Central Glass ......................................    (8,000)      (45,789)
   Credit Saison ......................................    (1,100)      (37,850)
   Furukawa Electric ..................................    (7,000)      (43,943)
   Kintetsu ...........................................   (31,000)      (90,277)
   Leopalace21* .......................................    (3,500)     (111,619)
   NET One Systems ....................................       (15)      (19,764)
   Nissan Motors ......................................    (1,600)      (19,242)
   Shimano ............................................      (600)      (17,372)
   Sumitomo Metal .....................................    (5,000)      (21,695)
   TonenGeneral Sekiyu KK .............................   (12,899)     (127,632)
   Yahoo! Japan .......................................      (131)      (52,112)
                                                                   ------------
                                                                       (709,594)
                                                                   ------------
NETHERLANDS -- (3.4)%
   ASML Holding* ......................................    (2,753)      (68,394)
   James Hardie Industries* ...........................   (33,996)     (257,507)
   Wereldhave + .......................................      (829)     (110,300)
                                                                   ------------
                                                                       (436,201)
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------


                                                         SHARES        VALUE
                                                        --------   -------------
NEW ZEALAND -- (1.7)%
   Auckland International Airport .....................   (73,322) $   (113,221)
   Telecom Corp of New Zealand ........................   (26,557)      (91,005)
   Vector* ............................................   (10,021)      (17,806)
                                                                   ------------
                                                                       (222,032)
                                                                   ------------
SWEDEN -- (4.2)%
   Assa Abloy, Cl B ...................................   (13,352)     (290,727)
   Hennes & Mauritz, Cl B .............................    (2,389)     (120,794)
   Hoganas, Cl B* .....................................      (686)      (17,995)
   Kungsleden* ........................................    (3,300)      (50,636)
   Tele2, Cl B ........................................    (3,406)      (49,773)
                                                                   ------------
                                                                       (529,925)
                                                                   ------------
SWITZERLAND -- (2.6)%
   Ciba Specialty Chemicals ...........................    (3,736)     (248,057)
   Zurich Financial Services ..........................      (323)      (86,789)
                                                                   ------------
                                                                       (334,846)
                                                                   ------------
UNITED KINGDOM -- (19.7)%
   BP .................................................    (6,331)      (70,317)
   Burberry Group .....................................   (27,547)     (348,010)
   Cattles ............................................   (21,564)     (185,380)
   FKI ................................................  (142,645)     (288,249)
   Gallaher Group* ....................................    (1,014)      (22,753)
   HMV Group ..........................................   (79,769)     (223,641)
   Imperial Tobacco Group .............................      (656)      (25,806)
   Invensys ...........................................   (22,606)     (121,779)
   Misys ..............................................   (45,664)     (193,264)
   Premier Farnell* ...................................   (15,190)      (58,715)
   Provident Financial ................................   (22,403)     (307,578)
   Rank Group .........................................   (18,972)      (86,793)
   Reed Elsevier ......................................   (22,675)     (248,739)
   Vodafone Group .....................................  (117,066)     (324,197)
                                                                   ------------
                                                                     (2,505,221)
                                                                   ------------
UNITED STATES -- (33.0)%
   3M .................................................      (407)      (31,717)
   Amazon.com* ........................................      (481)      (18,980)
   American Express ...................................      (399)      (24,207)
   American Standard ..................................    (1,243)      (56,991)
   Amgen* .............................................      (600)      (40,986)
   Apple Computer* ....................................      (556)      (47,171)
   Avon Products ......................................    (4,620)     (152,645)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------


                                                         SHARES        VALUE
                                                        --------   -------------
UNITED STATES -- CONTINUED
   Bank of New York ...................................    (4,422) $   (174,094)
   Broadcom, Cl A* ....................................      (534)      (17,254)
   Carnival ...........................................    (6,394)     (313,626)
   CBS, Cl B ..........................................    (9,312)     (290,348)
   Chico's* ...........................................    (1,600)      (33,104)
   Coca-Cola ..........................................    (2,723)     (131,385)
   DL BioPharma* ......................................    (2,700)      (54,378)
   Dominion Resources of Virginia .....................    (1,117)      (93,649)
   eBay* ..............................................    (6,300)     (189,441)
   EI du Pont de Nemours ..............................    (2,432)     (118,463)
   Electronic Arts* ...................................      (410)      (20,648)
   Expeditors International of Washington .............    (2,000)      (81,000)
   Exxon Mobil ........................................    (2,810)     (215,330)
   Fifth Third Bancorp ................................      (450)      (18,419)
   Ford Motor .........................................   (15,415)     (115,767)
   General Growth Properties + ........................      (400)      (20,892)
   H&R Block ..........................................    (2,774)      (63,913)
   Harley-Davidson ....................................      (321)      (22,621)
   HJ Heinz ...........................................      (462)      (20,795)
   Illinois Tool Works ................................      (874)      (40,370)
   Interpublic Group* .................................    (6,189)      (75,753)
   Kimberly-Clark .....................................      (738)      (50,147)
   Marsh & Mclennan ...................................    (6,429)     (197,113)
   Maxim Integrated Products ..........................    (1,600)      (48,992)
   Microsoft ..........................................    (2,000)      (59,720)
   Network Appliance* .................................      (478)      (18,776)
   Owens-Illinois* ....................................    (2,866)      (52,878)
   Patterson* .........................................    (2,179)      (77,376)
   Plum Creek Timber + ................................    (7,190)     (286,522)
   Qualcomm ...........................................    (1,210)      (45,726)
   SLM ................................................      (509)      (24,824)
   Southwest Airlines .................................    (4,356)      (66,734)
   Southwestern Energy* ...............................    (1,400)      (49,070)
   Starbucks* .........................................      (792)      (28,053)
   TXU ................................................    (1,198)      (64,944)
   Unisys* ............................................   (42,679)     (334,603)
   UnitedHealth Group .................................    (2,000)     (107,460)
   Whole Foods Market .................................    (2,169)     (101,791)
   Xm Satellite Radio, Cl A* ..........................    (6,821)      (98,563)
                                                                   ------------
                                                                     (4,197,239)
                                                                   ------------
   TOTAL SECURITIES SOLD SHORT
      (Proceeds $10,601,486)..........................             $(11,667,092)
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2006
--------------------------------------------------------------------------------
The following futures contracts were outstanding as of December 31, 2006:

                                                  NUMBER                                     UNREALIZED
         CONTRACT                                   OF                  SETTLEMENT          APPRECIATION/
         DESCRIPTION                             CONTRACTS                 MONTH           (DEPRECIATION)
         ------------                           ----------            ----------------    ----------------
         Amsterdam Index                            12                 January 2007           $ 47,357
         Australian Dollar                          41                  March 2007              10,250
         British Pound                             (21)                 March 2007              17,194
         CAC40 10 Year Euro Index                   23                 January 2007             38,537
         Canadian Dollar                            36                  March 2007             (36,670)
         DAX Index                                  (6)                 March 2007             (22,821)
         DJ Euro Stoxx 50 Index                     12                  March 2007              11,460
         Euro Dollar                                13                  March 2007             (15,763)
         FTSE 100 Index                             17                  March 2007              13,192
         Hang Seng Index                             7                 January 2007             32,182
         IBEX 35 Plus Index                          8                 January 2007             (8,927)
         Japanese Yen                              (23)                 March 2007              51,950
         OMX Index                                 (86)                January 2007            (28,008)
         S&P 500 E-Mini Index                        9                  March 2007                 765
         S&P 500 Index                               2                  March 2007                 800
         S&P/MIB Index                               5                  March 2007              16,095
         S&P/TSE 60 Index                          (10)                 March 2007                 973
         SPI 200 Index                             (12)                 March 2007             (19,397)
         Swiss Franc                                11                  March 2007             (20,831)
         Topix Index                                 4                  March 2007              27,804
                                                                                              --------
                                                                                              $116,142
                                                                                              ========

    PERCENTAGES ARE BASED ON NET ASSETS OF $12,718,073.
*   NON-INCOME PRODUCING SECURITY
+   REAL ESTATE INVESTMENT TRUST
CL -- CLASS
SER -- SERIES
(A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.
(C) ALL OR A PORTION OF THESE SECURITIES ARE HELD AS COLLATERAL FOR SHORT
    SALES.
(D) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2006.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                    SHORT-TERM        GLOBAL LONG-SHORT
                                                                                    INCOME FUND             FUND
                                                                                    -----------       -----------------
ASSETS
Investments, at Cost ...........................................................    $64,768,292          $16,213,338
                                                                                    ===========          ===========
Investments, at Value -- Note 2 ................................................     64,702,692           17,738,361
Cash ...........................................................................             --            6,643,265
Dividends and Interest Receivable ..............................................        427,324               26,673
Receivable for Capital Shares Sold .............................................        173,504               42,644
Unrealized Appreciation on Forward Contracts ...................................        194,791                   --
Receivable Due from Investment Adviser .........................................         49,355               10,931
Reclaims Receivable ............................................................             --                9,487
Prepaid Expenses ...............................................................          8,585                7,399
                                                                                    -----------          -----------
     Total Assets ..............................................................     65,556,251           24,478,760
                                                                                    -----------          -----------


LIABILITIES
Payable for Securities Sold Short at Value (Proceeds $0, $10,601,486)  .........             --           11,667,092
Income Distribution Payable ....................................................          4,605                   --
Payable for Capital Shares Redeemed ............................................        164,344               14,053
Unrealized Depreciation on Forward Contracts ...................................        137,509                   --
Options Written, at Value (Premiums Received $87,530, $0) ......................         77,830                   --
Payable for Variation Margin on Futures Contracts ..............................          2,969               12,365
Payable for Dividends on Securities Sold Short .................................             --               19,525
Foreign Currency Overdraft (Proceeds $0, $1,047) ...............................             --                1,039
Administration Fees Payable ....................................................         17,871                3,362
Trustees' Fees Payable .........................................................          3,432                  834
Chief Compliance Officer Fees Payable ..........................................          2,650                  484
Other Accrued Expenses .........................................................         91,881               41,933
                                                                                    -----------          -----------
     Total Liabilities .........................................................        503,091           11,760,687
                                                                                    -----------          -----------
NET ASSETS .....................................................................    $65,053,160          $12,718,073
                                                                                    ===========          ===========

NET ASSETS CONSIST OF:
Paid-in Capital ................................................................    $65,645,571          $13,536,493
Distributions in Excess of Net Investment Income ...............................       (416,529)             (40,316)
Accumulated Net Realized Loss ..................................................       (151,730)          (1,354,601)
Unrealized Appreciation (Depreciation) on Investments and Options
   (including securities sold short) ...........................................        (55,900)             459,417
Unrealized Appreciation (Depreciation) on Futures Contracts ....................        (25,534)             116,142
Unrealized Appreciation on Foreign Currency and
   Translation of Other Assets and Liabilities in Foreign Currency .............         57,282                  938
                                                                                    -----------          -----------
Net Assets .....................................................................    $65,053,160          $12,718,073
                                                                                    ===========          ===========


INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest
     (unlimited authorization -- no par value) .................................      6,323,218            1,138,196
                                                                                    -----------          -----------
NET ASSET VALUE, Offering and Redemption Price Per Share .......................         $10.29               $11.17
                                                                                    ===========          ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS
                                                              FOR THE YEAR ENDED
                                                              DECEMBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                       SHORT-TERM      GLOBAL LONG-SHORT
                                                                                       INCOME FUND           FUND
                                                                                      -------------    -----------------
INVESTMENT INCOME
Dividends .........................................................................    $   78,886          $ 309,125
Interest ..........................................................................     2,710,201            221,984
Less: Foreign Taxes Withheld ......................................................            --             (7,978)
                                                                                       ----------          ---------
   TOTAL INVESTMENT INCOME ........................................................     2,789,087            523,131
                                                                                       ----------          ---------
EXPENSES
Administration Fees ...............................................................       219,546             30,454
Investment Advisory Fees ..........................................................       182,196             85,595
Trustees' Fees ....................................................................        17,718              2,486
Chief Compliance Officer Fees .....................................................        13,482              2,092
Dividends on Securities Sold Short ................................................            --            215,810
Shareholder Servicing Fees ........................................................       190,705             11,911
Transfer Agent Fees ...............................................................        84,836             33,424
Legal Fees ........................................................................        73,280             31,155
Printing Fees .....................................................................        51,011              7,712
Audit Fees ........................................................................        25,923             22,397
Registration and Filing Fees ......................................................        17,072             15,845
Pricing Fees ......................................................................         8,175             11,635
Custodian Fees ....................................................................         5,304             49,182
Other Expenses ....................................................................         4,410                885
                                                                                       ----------          ---------
   TOTAL EXPENSES .................................................................       893,658            520,583
Less:
Waiver of Investment Advisory Fees ................................................      (182,196)           (85,595)
Reimbursement of Expenses by Investment Adviser ...................................      (343,873)          (106,973)
Fees Paid Indirectly -- Note 4 ....................................................        (3,198)              (932)
                                                                                       ----------          ---------
   NET EXPENSES ...................................................................       364,391            327,083
                                                                                       ----------          ---------
NET INVESTMENT INCOME .............................................................     2,424,696            196,048
                                                                                       ----------          ---------
NET REALIZED GAIN (LOSS) ON:
   Investments (including securities sold short) ..................................      (175,372)           (67,160)
   Written Option Contracts .......................................................       715,927                 --
   Foreign Currency Transactions ..................................................      (233,364)              (696)
   Futures Contracts ..............................................................       (47,350)           278,369
                                                                                       ----------          ---------
   TOTAL NET REALIZED GAIN ........................................................       259,841            210,513
                                                                                       ----------          ---------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments (including securities sold short) ..................................       210,245            328,476
   Written Option Contracts .......................................................         2,402                 --
   Foreign Currency Transactions ..................................................        (1,281)             2,252
   Futures Contracts ..............................................................        30,786            147,422
                                                                                       ----------          ---------
   NET CHANGE IN UNREALIZED APPRECIATION ..........................................       242,152            478,150
                                                                                       ----------          ---------
   NET REALIZED AND UNREALIZED GAIN ...............................................       501,993            688,663
                                                                                       ----------          ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................    $2,926,689          $ 884,711
                                                                                       ==========          =========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SHORT-TERM INCOME FUND           GLOBAL LONG-SHORT FUND
                                                                -----------------------------     --------------------------
                                                                    YEAR             YEAR             YEAR           YEAR
                                                                    ENDED            ENDED            ENDED          ENDED
                                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                                    2006             2005             2006           2005
                                                                ------------     ------------     -----------    ------------
OPERATIONS:
   Net Investment Income ...................................    $  2,424,696     $    949,793     $   196,048     $   14,207
   Net Realized Gain .......................................         259,841          191,234         210,513        287,370
   Net Change in Unrealized Appreciation (Depreciation) ....         242,152          (94,404)        478,150        (38,024)
                                                                ------------     ------------     -----------     ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....       2,926,689        1,046,623         884,711        263,553
                                                                ------------     ------------     -----------     ----------
DIVIDENDS:
   Net Investment Income ...................................      (2,393,373)      (1,743,307)       (263,557)            --
   Return of Capital .......................................        (114,435)              --              --             --
                                                                ------------     ------------     -----------     ----------
   TOTAL DIVIDENDS .........................................      (2,507,808)      (1,743,307)       (263,557)            --
                                                                ------------     ------------     -----------     ----------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Issued ................................................      53,752,948       39,341,295       9,614,062      8,588,604
     Reinvestment of Distributions .........................       2,472,456        1,712,438         261,035             --
     Redemption Fees .......................................              --               --             486            901
     Redeemed ..............................................     (39,940,331)     (17,882,032)     (3,258,039)    (6,016,985)
                                                                ------------     ------------     -----------     ----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ............      16,285,073       23,171,701       6,617,544      2,572,520
                                                                ------------     ------------     -----------     ----------
   TOTAL INCREASE IN NET ASSETS ............................      16,703,954       22,475,017       7,238,698      2,836,073
                                                                ------------     ------------     -----------     ----------
NET ASSETS:
   Beginning of Year .......................................      48,349,206       25,874,189       5,479,375      2,643,302
                                                                ------------     ------------     -----------     ----------
   End of Year .............................................    $ 65,053,160     $ 48,349,206     $12,718,073     $5,479,375
                                                                ============     ============     ===========     ==========
   Distributions in Excess of Net Investment Income ........    $   (416,529)    $   (255,410)    $   (40,316)    $       --
                                                                ============     ============     ===========     ==========
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Issued ................................................       5,266,094        3,775,768         896,592        871,708
     Reinvestment of Distributions .........................         241,793          165,645              --             --
     Redeemed ..............................................      (3,904,294)      (1,717,895)       (303,029)      (617,558)
                                                                ------------     ------------     -----------     ----------
   NET INCREASE IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS ...............................       1,603,593        2,223,518         593,563        254,150
                                                                ============     ============     ===========     ==========





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                            SELECTED PER SHARE DATA & RATIOS
                                                                                FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                     YEARS ENDED DECEMBER 31,
                                                                    --------------------------------------------------------

                                                                      2006         2005        2004        2003      2002(1)
                                                                    ---------    ---------   ---------   --------   --------

Net Asset Value,
   Beginning of Year.............................................    $ 10.24      $ 10.37     $ 10.45     $ 10.19    $ 9.93
                                                                     -------      -------     -------     -------    ------
Income from Investment Operations:
   Net Investment Income.........................................       0.41*        0.28*       0.16*       0.16*     0.21
   Net Realized and Unrealized Gain..............................       0.06         0.05        0.06        0.42      0.41
                                                                     -------      -------     -------     -------    ------
   Total from Investment Operations..............................       0.47         0.33        0.22        0.58      0.62
                                                                     -------      -------     -------     -------    ------
Dividends and Distributions:
   Net Investment Income.........................................      (0.42)(3)    (0.46)      (0.27)      (0.32)    (0.36)
   Net Realized Gains............................................         --           --       (0.03)         --        --
                                                                     -------      -------     -------     -------    ------
   Total Dividends and Distributions.............................      (0.42)       (0.46)      (0.30)      (0.32)    (0.36)
                                                                     -------      -------     -------     -------    ------

Net Asset Value,
   End of Year...................................................    $ 10.29      $ 10.24     $ 10.37     $ 10.45    $10.19
                                                                     =======      =======     =======     =======    ======
TOTAL RETURN+....................................................       4.70%        3.20%       2.12%       5.76%     6.39%
                                                                     =======      =======     =======     =======    ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands)..............................    $65,053      $48,349     $25,874     $15,055    $3,913
Ratio of Expenses to Average Net Assets..........................       0.61%(2)     0.60%(2)    0.60%       0.60%     0.60%
Ratio of Expenses to Average Net Assets
   (excluding Waivers, Reimbursements and Fees Paid Indirectly)..       1.47%        1.12%       1.55%       2.26%     4.31%
Ratio of Net Investment Income to Average Net Assets.............       3.99%        2.70%       1.55%       1.53%     2.08%
Portfolio Turnover Rate..........................................         23%         100%         25%         22%      113%

  *  PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.
  +  TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE
     YEAR. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE
     REDEMPTION OF FUND SHARES.
(1)  ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC SHORT-TERM INCOME FUND ACQUIRED THE ASSETS OF THE UAM
     ANALYTIC SHORT-TERM INCOME FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND
     ANALYTIC SHORT-TERM INCOME FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC SHORT-TERM
     INCOME FUND.
(2)  THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE
     INCLUDED, THE RATIO WOULD HAVE BEEN 0.60%.
(3)  INCLUDES A RETURN OF CAPITAL OF $(0.02).
AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                           SELECTED PER SHARE DATA & RATIOS
                                                                               FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                                                     YEARS ENDED DECEMBER 31,
                                                                    --------------------------------------------------------

                                                                       2006         2005        2004        2003     2002(1)
                                                                     --------     --------    --------    --------   -------

Net Asset Value, Beginning of Year...............................    $ 10.06       $ 9.10      $ 8.51      $ 6.75    $ 7.44
                                                                     -------       ------      ------      ------    ------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)..................................       0.25*        0.03*      (0.12)*      0.03*     0.12
   Net Realized and Unrealized Gain (Loss).......................       1.10         0.93        0.71        1.76     (0.62)
                                                                     -------       ------      ------      ------    ------
   Total from Investment Operations..............................       1.35         0.96        0.59        1.79     (0.50)
                                                                     -------       ------      ------      ------    ------
Redemption Fees..................................................         --**         --**        --          --        --
                                                                     -------       ------      ------      ------    ------
Dividends and Distributions:
   Net Investment Income.........................................      (0.24)          --          --**     (0.03)    (0.19)(1)
   Net Realized Gain.............................................         --           --          --          --        --
                                                                     -------       ------      ------      ------    ------
   Total Dividends and Distributions.............................      (0.24)          --          --**     (0.03)    (0.19)(1)
                                                                     -------       ------      ------      ------    ------

Net Asset Value, End of Year.....................................    $ 11.17       $10.06      $ 9.10      $ 8.51    $ 6.75
                                                                     =======       ======      ======      ======    ======
TOTAL RETURN+....................................................      13.39%       10.55%       6.98%      26.59%    (6.73)%
                                                                     =======       ======      ======      ======    ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands)..............................    $12,718       $5,479      $2,643      $2,267    $1,471
Ratio of Expenses to Average Net Assets
   (including Dividend Expense)..................................       3.93%(4)     4.04%(3)    3.90%       2.04%     1.30%
Ratio of Expenses to Average Net Assets
   (excluding Dividend Expense)..................................       1.31%(4)     1.31%(3)    1.30%       1.30%     1.30%
Ratio of Expenses to Average Net Assets
   (excluding Waivers, Reimbursements and Fees Paid Indirectly
   and Including Dividend Expense)...............................       6.18%        6.13%       8.06%       7.42%     6.92%
Ratio of Net Investment Income (Loss) to Average Net Assets......       2.29%        0.28%      (1.41)%      0.35%     1.05%
Portfolio Turnover Rate..........................................        117%         134%         73%        162%++    198%

  *  PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.
 **  AMOUNT REPRESENTS LESS THAN $0.01.
  +  TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE
     YEAR. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE
     REDEMPTION OF FUND SHARES.
 ++  RATIO HAS BEEN RESTATED. THE RATIO IMPROPERLY INCLUDED THE EFFECTS OF SHORT SALE ACTIVITY; SUCH EFFECTS HAVE BEEN
     APPROPRIATELY EXCLUDED FROM THE RESTATED RATIOS. THE RESTATEMENT HAD NO EFFECT ON THE NET ASSET VALUES OF THE FUND.
(1)  INCLUDES A RETURN OF CAPITAL OF $(0.002).
(2)  ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC GLOBAL LONG-SHORT FUND ACQUIRED THE ASSETS OF THE UAM
     ANALYTIC INTERNATIONAL FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND
     ANALYTIC GLOBAL LONG-SHORT FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC INTERNATIONAL
     FUND.
(3)  THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (BOTH INCLUDING AND EXCLUDING DIVIDEND EXPENSE) EXCLUDES THE EFFECT OF FEES
     PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 4.03% (INCLUDING DIVIDEND EXPENSE)
     AND 1.30% (EXCLUDING DIVIDEND EXPENSE), RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 2005.
(4)  THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (BOTH INCLUDING AND EXCLUDING DIVIDEND EXPENSE) EXCLUDES THE EFFECT OF FEES
     PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 3.92% (INCLUDING DIVIDEND EXPENSE)
     AND 1.30% (EXCLUDING DIVIDEND EXPENSE), RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 2006.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the Analytic Short-Term Income Fund (the "Short-Term Income Fund") and Analytic Global Long-Short Fund (the "Global Long-Short Fund"), (each a "Fund" and collectively the "Funds"). The investment objective of the Short-Term Income Fund is to provide a high level of income consistent with both low fluctuations in market value and low credit risk by investing primarily (at least 80% of its net assets) in "income-producing" U.S. government securities. The investment objective of the Global Long-Short Fund is above average total returns by investing primarily in long and short positions in equity securities of publicly traded companies in the United States and in foreign developed markets. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot beobtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Proceduresare implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; thesecurity's primary trading market is temporarily closed at a time when under normal conditions it would be open;

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

     or the security's primary pricing source is not able or willing to provide a price. When a security is valuedin accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of December 31, 2006, there were no fair valued securities.

     The Global Long-Short Fund use FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser to the Fund believes that the fair values provided by FT are not reliable, the Adviser contacts the Fund's administrator and requests that a meeting of the Committee be held.

     If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds' Board.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, the Funds' Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Discounts and premiums on securities purchased are amortized using the scientific method that approximates the effective interest method.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Global Long-Short Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Long-Short Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

     FUTURES CONTRACTS -- Each of the Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.
     Additionally, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

     DERIVATIVE FINANCIAL INSTRUMENTS -- Each Fund may utilize various call options, put options and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in security prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the Funds. These techniques are intended to act as an efficient means of adjusting exposure to stock and bond markets and to reduce the volatility of the currency exposure associated with foreign securities. The Funds will only write covered call and put options on common stock or stock indices.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

     WRITTEN OPTIONS -- When a covered put or call option is written in a Fund, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a Fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

     When a covered written call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

     When a covered written put expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

     The Funds write option contracts with off-balance sheet risk in the normal course of their investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     SHORT SALES -- As consistent with the Funds' investment objectives, the Funds may engage in short sales that are "uncovered." Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

     Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Short-Term Income Fund are declared daily and paid monthly. Dividends from net investment income for the Global Long-Short Fund are declared and paid annually, if any. Distributions of net realized capital gains, if any, for the Funds, will be distributed annually.

     REDEMPTION FEES -- The Global Long-Short Fund retains a redemption fee of 2.00% on redemptions of capital shares held less than 60 days. For the year ended December 31, 2006, there were no redemption fees retained by the Global Long-Short Fund.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investment Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, FEES PAID INDIRECTLY, SHAREHOLDER SERVICING, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets. For the year ended December 31, 2006, the Administrator was paid 0.36% of the Funds' average daily net assets.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the year ended December 31, 2006, Short-Term Income Fund and Global Long-Short Fund earned credits of $3,198 and $932, respectively, which were used to offset transfer agent expenses. These are presented as "Fees Paid Indirectly" in the Statements of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record keeping and transaction processing. These shareholderservicing fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Analytic Investors, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the arrangement.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.30% of the average daily net assets of the Short-Term Income Fund; and 1.00% of the average daily net assets of the Global Long-Short Fund.

The Adviser has voluntarily agreed to waive or limit its advisory fees or assume other expenses to limit the total annual fund operating expenses of each Analytic Fund (excluding dividend expenses) as follows: 0.60% of the Short-Term Income Fund and 1.30% of the Global Long-Short Fund. The fee waiver/expense reimbursement arrangement for each Fund can be terminated at any time at the option of the Adviser.

6. INVESTMENT TRANSACTIONS:

The cost of securities purchased and the proceeds from securities sold and maturities, other than short-term investments, written index options and securities sold short, for the year ended December 31, 2006, were as follows:

                                                                           U.S. GOVT.            U.S. GOVT.
                                PURCHASES       SALES AND MATURITIES       PURCHASES         SALES AND MATURITIES
                             --------------    ----------------------   ----------------    ----------------------
      Short-Term Income Fund  $ 1,995,168            $2,434,400           $15,551,299           $5,561,493
      Global Long-Short Fund   14,141,488             9,113,424                    --                   --

Transactions in option contracts written in the Short-Term Income Fund for the year ended December 31, 2006, were as follows:

                                                            NUMBER OF
                                                            CONTRACTS                PREMIUMS
                                                           -----------              ----------
      Outstanding at December 31, 2005                          415                 $   57,468
      Options written                                         7,550                  1,092,563
      Options terminated in closing purchase transactions      (450)                  (136,345)
      Options expired                                        (6,951)                  (926,156)
                                                             -------                ----------
      Outstanding at December 31, 2006                          564                 $   87,530
                                                             =======                ==========

7. FEDERAL TAX INFORMATION:

It is the Funds' intention to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from the distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(loss),

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period the differences arise. Accordingly, the following permanent differences were primarily attributable to the recognition of premium amortization, net operating losses, reclassification of foreign exchange gain/(loss) and return of capital have been reclassified as follows:

                                        UNDISTRIBUTED          ACCUMULATED
                                        NET INVESTMENT         NET REALIZED            PAID-IN
      FUNDS                             INCOME (LOSS)           GAIN/LOSS              CAPITAL
      ------                         --------------------   ------------------       ------------
      Short-Term Income Fund             $(78,007)             $192,442               $(114,435)
      Global Long-Short Fund               27,193               (27,193)                     --

These reclassifications had no impact on the net assets or net asset value of the Funds.


The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                   ORDINARY            LONG TERM
      FUNDS                         INCOME           CAPITAL GAINS           TOTAL
      ------                     -------------     -----------------     -------------
      Short-Term Income Fund
      2006                        $2,393,373             $114,435          $2,507,808
      2005                         1,743,307                   --           1,743,307
      Global Long-Short Fund
      2006                           263,557                   --             263,557
      2005                                --                   --                  --

As of December 31, 2006, the components of Accumulated Losses on a tax basis were as follows:

                                                    ---------------------------------
                                                      SHORT-TERM            GLOBAL
                                                        INCOME            LONG-SHORT
                                                         FUND                FUND
                                                    --------------       ------------
      Undistributed Ordinary Income                   $      --           $   100,821
      Capital Loss Carryforwards                       (107,905)           (1,343,126)
      Post October Losses                               (65,424)                   --
      Net Unrealized Appreciation (Depreciation)       (116,023)              423,885
      Other Temporary Differences                      (303,059)                   --
                                                      ---------           -----------
      Total Accumulated Losses                        $(592,411)          $  (818,420)
                                                      =========           ===========

For Federal income tax purposes, net capital loss carryforwards (which will expire in the years indicated) may becarried forward and applied against future net capital gains as follows:

      FUNDS                             2009         2010         2013          TOTAL
      ------                            ----         ----         ----          -----
      Short-Term Income Fund        $     --     $     --     $107,905     $  107,905
      Global Long-Short Fund         818,550      524,576           --      1,343,126

During the year ended December 31, 2006, the Short-Term Income Fund and the Global Long-Short Fund utilized net capital loss carryforwards of $526,297 and $251,365, respectively, to offset net capital gains.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2006 through December 31, 2006 that, in accordance with Federal income tax regulations the Short-Term Income Fund has elected to defer and treat as having arisen in the following fiscal year.

At December 31, 2006, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities (excluding securities sold short and written index option contracts) held by the Funds were as follows:

                                                                                            NET UNREALIZED
                                   FEDERAL            APPRECIATED        DEPRECIATED         APPRECIATION
      FUNDS                       TAX COST            SECURITIES         SECURITIES         (DEPRECIATION)
      ------                     -----------         ------------       ------------       ---------------
      Short-Term Income Fund     $64,881,764          $   74,044         $(253,116)           $ (179,072)
      Global Long-Short Fund      16,357,282           1,546,712          (165,633)            1,381,079

8. INVESTMENT RISKS:

At December 31, 2006, the net assets of the Global Long-Short Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

9. OTHER:

At December 31, 2006, the percentage of total shares  outstanding held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for each Fund was as follows:

      FUNDS                               NO. OF SHAREHOLDERS     % OWNERSHIP
      ------                              -------------------     -----------
      Short-Term Income Fund                      2                  81.57%
      Global Long-Short Fund                      3                  73.55

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds'maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

10. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds will not be required to adopt FIN 48 until June 29, 2007 (the last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006) and the impact of FIN 48 will then be reflected in the Funds' semi-annual financial statements contained in their Form N-CSR filing. As of December 31, 2006, the Funds have not completed their evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Funds does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and the Shareholders of
Analytic Short-Term Income Fund
Analytic Global Long-Short Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Analytic Short-Term Income Fund and Analytic Global Long-Short Fund (the "Funds") at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 23, 2007

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

----------------------------------------------------------------------------------------------------------------
                                          BEGINNING              ENDING                             EXPENSES
                                            ACCOUNT             ACCOUNT        ANNUALIZED               PAID
                                              VALUE               VALUE           EXPENSE             DURING
                                             7/1/06            12/31/06            RATIOS            PERIOD*
----------------------------------------------------------------------------------------------------------------

ACTUAL FUND RETURN
Analytic Short-Term Income Fund          $1,000.00            $1,038.90             0.60%             $ 3.08
Analytic Global Long-Short Fund           1,000.00             1,055.20             3.73               19.32
HYPOTHETICAL 5% RETURN
Analytic Short-Term Income Fund          $1,000.00            $1,022.18             0.60%             $ 3.06
Analytic Global Long-Short Fund           1,000.00             1,006.40             3.73               18.86

* Expenses are equal to the Fund's  annualized  expense ratio multiplied by the average account value or the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by


                                                    TERM OF
                              POSITION(S)          OFFICE AND
    NAME, ADDRESS,             HELD WITH            LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AGE1                 THE TRUST           TIME SERVED2                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER              Chairman            (Since 1991)               SEI employee 1974-present. Currently
60 yrs. old                 of the Board                                     performs various services on behalf of SEI
                            of Trustees                                      Investments for which Mr. Nesher is
                                                                             compensated. Executive Vice President of SEI
                                                                             Investments, 1986-1994. Director and
                                                                             Executive Vice President of the Administrator
                                                                             and the Distributor, 1981-1994.



------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN               Trustee            (Since 1992)               Self-employed consultant since 2003. Partner,
1701 Market Street                                                           Morgan, Lewis & Bockius LLP (law firm)
Philadelphia, PA 19103                                                       from 1976-2003, counsel to the Trust,
66 yrs. old                                                                  SEI Investments, the Administrator and the
                                                                             Distributor. Director of SEI Investments since
                                                                             1974; Secretary of SEI Investments since 1978.



------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

EUGENE B. PETERS               Trustee            (Since 1993)               Private investor from 1987 to present. Vice
77 yrs. old                                                                  President and Chief Financial Officer, Western
                                                                             Company of North America (petroleum service
                                                                             company), 1980-1986. President of Gene Peters
                                                                             and Associates (import company), 1978-1980.
                                                                             President and Chief Executive Officer of
                                                                             Jos. Schlitz Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------
1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange
   Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------



virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-777-7818. The following chart lists Trustees and Officers as of December 31, 2006.


         NUMBER OF
        PORTFOLIOS
     IN THE ADVISORS'
     INNER CIRCLE FUND
       OVERSEEN BY          OTHER DIRECTORSHIPS
       BOARD MEMBER        HELD BY BOARD MEMBER3
--------------------------------------------------------------------------------------------------------




           36              Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI
                           Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI
                           Institutional International Trust, SEI Institutional Investments Trust, SEI
                           Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt
                           Trust, SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P.,
                           SEI Global Master Fund, PLC, SEI Global Assets Fund, PLC, SEI Global
                           Investments Fund, PLC, SEI Investments Global, Limited, SEI
                           Investments-Global Fund Services, Limited, SEI Investments (Europe)
                           Ltd., SEI Investments-Unit Trust Management (UK) Limited, and
                           SEI Global Nominee Ltd.
--------------------------------------------------------------------------------------------------------

           36              Director of SEI Investments Company and SEI Investments
                           Distribution Co., SEI Investments-Global Fund Services, Limited, SEI
                           Investments Global Limited, SEI Investments (Europe), Limited, SEI
                           Investments (Asia) Limited, SEI Asset Korea Co., Ltd., Trustee of The
                           Advisors' Inner Circle Fund II, SEI Investments, Bishop Street Funds,
                           SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds,
                           SEI Institutional International Trust, SEI Institutional Investments Trust,
                           SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax
                           Exempt Trust.
--------------------------------------------------------------------------------------------------------




           36              Trustee of The Advisors' Inner Circle Fund II and Bishop Street Funds.






-----------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                    TERM OF
                              POSITION(S)          OFFICE AND
    NAME, ADDRESS,             HELD WITH            LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AGE1                 THE TRUST           TIME SERVED2                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

JAMES M. STOREY                Trustee            (Since 1994)               Attorney, Solo Practitioner since 1994.
75 yrs. old                                                                  Partner, Dechert (law firm), September 1987-
                                                                             December 1993.



------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.        Trustee            (Since 1999)               Chief Executive Officer, Newfound
64 yrs. old                                                                  Consultants, Inc. since April 1997.
                                                                             General Partner, Teton Partners, L.P.,
                                                                             June 1991-December 1996; Chief Financial
                                                                             Officer, Nobel Partners, L.P., March 1991-
                                                                             December 1996; Treasurer and Clerk,
                                                                             Peak Asset Management, Inc., since 1991.

------------------------------------------------------------------------------------------------------------------------------
BETTY L. KRIKORIAN             Trustee            (Since 2005)               Self-Employed Legal and Financial Services
63 yrs. old                                                                  Consultant since 2003. State Street Bank
                                                                             Global Securities and Cash Operations
                                                                             from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM             Trustee            (Since 2005)               Self-Employed Business Consultant, Business
72 yrs. old                                                                  Project Inc. since 1997. CEO and President,
                                                                             United Grocers Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON            Trustee            (Since 2005)               Retired.
64 yrs. old
------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F. VOLK, CPA            President           (Since 2003)               Senior Operations Officer, SEI Investments,
44 yrs. old                                                                  Fund Accounting and Administration (1996-
                                                                             present); Assistant Chief Accountant for the
                                                                             U.S. Securities and Exchange Commission's
                                                                             Division of Investment Management
                                                                             (1993-1996).
------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON               Controller           (Since 2005)               Director, SEI Investments, Fund Accounting
46 yrs. old                  and Chief                                       since July 2005. Manager, SEI Investments
                         Financial Officer                                   AVP from April 1995 to February 1998 and
                                                                             November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------
1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange
   Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------





        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND               OTHER DIRECTORSHIPS
    OVERSEEN BY BOARD                 HELD BY BOARD
     MEMBER/OFFICER                   MEMBER/OFFICER3
--------------------------------------------------------------------------------------------------




           36              Trustee of The Advisors' Inner Circle Fund II, Bishop
                           Street Funds, SEI Asset Allocation Trust, SEI Daily Income
                           Trust, SEI Index Funds, SEI Institutional International Trust,
                           SEI Institutional Investments Trust, SEI Institutional
                           Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt
                           Trust and U.S. Charitable Gift Trust.
--------------------------------------------------------------------------------------------------
           36              Trustee, State Street Navigator Securities Lending Trust,
                           since 1995. Trustee of The Fulcrum Trust. Trustee of The
                           Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset
                           Allocation Trust, SEI Daily Income Trust, SEI Index Funds,
                           SEI Institutional International Trust, SEI Institutional Investments
                           Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust,
                           SEI Tax Exempt Trust, SEI Opportunity Master Fund, L.P.
                           and SEI Opportunity Fund, L.P.
--------------------------------------------------------------------------------------------------
           36              Trustee of The Advisors' Inner Circle Fund II and Bishop
                           Street Funds.


--------------------------------------------------------------------------------------------------
           36              Director, Crown Pacific, Inc. and Trustee of The Advisors' Inner
                           Circle Fund II and Bishop Street Funds.

--------------------------------------------------------------------------------------------------
           36              Director, Federal Agricultural Mortgage Corporation. Trustee of
                           The Advisors' Inner Circle Fund II and Bishop Street Funds.
--------------------------------------------------------------------------------------------------



          N/A                                            N/A





--------------------------------------------------------------------------------------------------
          N/A                                            N/A



--------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------




                                                    TERM OF
                              POSITION(S)          OFFICE AND
    NAME, ADDRESS,             HELD WITH            LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AGE1                 THE TRUST           TIME SERVED2                        DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------


RUSSELL EMERY             Chief Compliance        (Since 2006)               Director of Investment Product Management
43 yrs. old                 Officer                                          and Development at SEI Investments since
                                                                             February 2003. Senior Investment Analyst,
                                                                             Equity team at SEI Investments from March 2000
                                                                             to February 2003.
--------------------------------------------------------------------------------------------------------------------------------
JAMES NDIAYE               Vice President         (Since 2004)               Employed by SEI Investments Company
38 yrs. old                and Secretary                                     since 2004. Vice President, Deutsche Asset
                                                                             Management from 2003-2004. Associate, Morgan,
                                                                             Lewis & Bockius LLP from 2000-2003. Counsel,
                                                                             Assistant Vice President, ING Variable Annuities
                                                                             Group from 1999-2000.
--------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO         Vice President and       (Since 2000)               General Counsel, Vice President and Assistant
38 yrs. old              Assistant Secretary                                 Secretary of SEI Investments Global Funds
                                                                             Services since 1999; Associate, Dechert
                                                                             (law firm) from 1997-1999; Associate, Richter,
                                                                             Miller & Finn (law firm) from 1994-1997.
--------------------------------------------------------------------------------------------------------------------------------
SOFIA ROSALA             Vice President and       (Since 2006)               Vice President and Assistant Secretary of SEI
32 yrs. old              Assistant Secretary                                 Investments Management Corp. and SEI
                                                                             Global Funds Services since 2005. Compliance
                                                                             Officer of SEI Investments from 2001-2004.
                                                                             Account and Product Consultant SEI Private
                                                                             Trust Company, 1998-2001.
--------------------------------------------------------------------------------------------------------------------------------
NICOLE  WELCH                AML  Officer         (Since  2005)              Assistant Vice President and AML Compliance
29 yrs. old                                                                  Officer of SEI Investments since January 2005.
                                                                             Compliance Analyst at TD Waterhouse from
                                                                             January 2004 to November 2004. Senior
                                                                             Compliance Analyst at UBS Financial Services
                                                                             from October 2002 to January 2004.
                                                                             Knowledge Management Analyst at
                                                                             PricewaterhouseCoopers Consulting from
                                                                             September 2000 to October 2002.
--------------------------------------------------------------------------------------------------------------------------------
1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------


       NUMBER OF
      PORTFOLIOS
   IN THE ADVISORS'
   INNER CIRCLE FUND
     OVERSEEN BY          OTHER DIRECTORSHIPS
        OFFICER            HELD BY OFFICER3
--------------------------------------------------------------------------------








         N/A                    N/A




--------------------------------------------------------------------------------
         N/A                    N/A





--------------------------------------------------------------------------------
         N/A                    N/A




--------------------------------------------------------------------------------
         N/A                    N/A





--------------------------------------------------------------------------------
         N/A                    N/A








--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called forthe purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renewthe Advisory Agreement for an additional year.

Prior to this year's meeting held on November 14-15, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser and a review of key personnel. The Adviser's representative then reviewed the Adviser's trading and execution policies, its use of derivatives, portfolio construction techniques and risk management. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each Fund's performance since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared each Fund's performance to their benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of each Fund over the past year, focusing on investment approach and general economic factors. Based on this information, the Board concluded that each Fund's performance was generally favorable and was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by each Fund to the Adviser, and the fee waivers that the Adviser had made over the period, as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Funds, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the respective expense ratio and advisory fee paid by each Fund to those paid by other comparable mutual funds and concluded that the advisory fee appeared reasonable in light of the services rendered and the result of arm's length negotiations, and each Fund's advisory fee was consistent with the range of advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have a December 31, 2006, tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2006, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2006, each portfolio is designating the following items with regard to distributions paid during the year.

                                                                           DIVIDENDS
                                                                          QUALIFYING
                                              NET                        FOR CORPORATE
                            LONG TERM     INVESTMENT                       DIVIDENDS
                          CAPITAL GAIN      INCOME           TOTAL        RECEIVABLE
                          DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)
                          ------------   -------------   -------------   -------------
Short-Term Income Fund        0.00%         100.00%         100.00%          0.00%
Global Long-Short Fund        0.00%         100.00%         100.00%          0.00%




                                                                   QUALIFIED
                         QUALIFYING       U.S.       QUALIFIED    SHORT-TERM
                          DIVIDEND     GOVERNMENT     INTEREST     CAPITAL
                         INCOME (2)   INTEREST (3)   INCOME (4)    GAIN (5)
                         ----------   ------------   ----------   ----------
Short-Term Income Fund      0.00%        59.83%        82.34%        0.00%
Global Long-Short Fund      0.00%        10.46%        41.77%        0.00%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S.
    Government obligations is exempt from state income tax. However, for shareholders of the Analytic Global Long-Short Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The  percentage  in  this  column   represents  the  amount  of  "Qualifying
    Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

                                      NOTES

                                      NOTES

                               THE ANALYTIC FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-866-777-7818

                               INVESTMENT ADVISER:
                            Analytic Investors, Inc.
                             500 South Grand Avenue
                                   23rd Floor
                              Los Angeles, CA 90071

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004



          This information must be preceded or accompanied by a current prospectus for the Funds described.




ANA-AR-001-0500

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers (PwC LLP) Related to the Trust

PwC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2006                                                   2005
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit         $301,400             N/A               N/A             $229,520            N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A            $19,890(3)        $1,300(2)            N/A            $18,000(3)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
     (2) Includes fees for: Procedures performed in connection with review of a proxy filing.
     (3) Includes fees for: Professional services rendered in connection with the AIMR firmwide verification for Analytic Investors for the years ended December 31, 2006 and December 31, 2005.

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

            ------------------------ ----------------- ----------------
                                           2006             2005
            ------------------------ ----------------- ----------------
             Audit-Related Fees             0%               0%

            ------------------------ ----------------- ----------------
             Tax Fees                       0%               0%

            ------------------------ ----------------- ----------------
             All Other Fees                 0%               0%

            ------------------------ ----------------- ----------------


(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC LLP for the last two fiscal years were $19,890 and $19,300 for 2006 and 2005, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre- approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, except as noted below, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms. The registrant's fund accountant identified a weakness in its internal controls relating to the application of fair value pricing for certain international equity securities held by international equity funds that used an automated fair valuation process.

(b) Except for the corrections noted above, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------
                                             James F. Volk
                                             President


Date: March 5, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             ---------------------------
                                             James F. Volk
                                             President


Date:  March 5, 2007


By (Signature and Title)*                    /s/ Michael Lawson
                                             ---------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 5, 2007

* Print the name and title of each signing officer under his or her signature.